Other financial assets (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other financial assets [Line Items]
Financial assets at fair value through profit or loss	$ 6,504,625	$ 6,636,298
Level 1
Disclosure of Other financial assets [Line Items]
Financial assets at fair value through profit or loss	317,912	25,066
Level 2
Disclosure of Other financial assets [Line Items]
Financial assets at fair value through profit or loss	$ 6,186,713	$ 6,611,232